FINANCING AND FINANCIAL INSTRUMENTS - Financing Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Interest expense	$ (510)	$ (715)	$ (401)
Interest income	400	570	188
Accretion of defined benefit obligations and other long term liabilities	(202)	(243)	(51)
Net foreign exchange (loss)/gain	(565)	(48)	191
Other	(297)	(423)	(261)
Total	(1,174)	(859)	$ (334)
Non-cash market-to-market loss	$ 83
Interest expense on bonds		$ 66
Vallourec
Disclosure of associates [line items]
Proportion of ownership interest in associate (in percent)	27.89%